Organization and Business Description	12 Months Ended
Dec. 31, 2019
Organization And Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization and description of business

Hebron Technology Co., Ltd, ("Hebron Technology" or the "Company") is an investment holding company established under the laws of the British Virgin Islands ("BVI") on May 29, 2012 and conducts its business mainly through its subsidiaries, variable interest entities ("VIEs") and subsidiaries of the VIEs (collectively referred to as the "Group") in the People's Republic of China (''PRC''). The Group is organized into two business segments consisting of equipment and engineering segment and the financial services segment.

●	The equipment and engineering segment is engaged in research, development and manufacture of fluid equipment including valves, pipe fittings and other related products, with particular emphasis on the manufacture and installation of intelligent valves, used in the pharmaceutical, biological, food and beverage, and other clean industries. The products and services are primarily used in pharmaceutical engineering construction. The fluid equipment and engineering segment primarily conducts its operations in the PRC through the Group's subsidiaries including Wenzhou Xibolun Fluid Equipment Co., Limited ("Xibolun Equipment") and Zhejiang Xibolun Automation Project Technology Co., Ltd. ("Xibolun Automation")

●	The newly acquired financial services segment primarily offers underwriting related advisory services to financial institutions and corporate clients and provides distribution and management services for direct banking products issued by small and medium commercial banks in the PRC. The financial services segments began to conduct its operations in 2019 through the Group's newly acquired entities, Fintech (Shanghai) Digital Technology Co., Ltd. ("Fintech") and Beijing Hengtai Puhui Information services Co., Ltd. ("Hengtai") and their subsidiaries.

On July 12, 2019, the Group acquired all of the equity of NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. ("NiSun BVI") for $7 million. NiSun BVI effectively controls Fintech through a series contractual agreements ("VIE Agreements"). Fintech's wholly owned subsidiaries consists of Khorgos Fintech Network Technology Co., Ltd ("Khorgos"), Jilin Lingang Trade Co., Ltd ("Jilin") and NiSun Family Office (Guangzhou) Co., Ltd ("Guangzhou").

On December 31, 2019, the Group, through VIE agreements, started to effectively control Beijing Hengtai Puhui Information Service Co. Ltd. ("Hengtai") by issuance of 1,440,894 shares of our common stock to Hengtai's original shareholders. Hengtai owns 92% of Hangzhou Fengtai Technology Co., Ltd ("Fengtai") and 100% of Dunhua Midtown Assets management registration Center Co., Ltd ("Midtown").

As of December 31 2019, the Company's subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Hong Kong Xibolun Technology Limited ("HK Xibolun")	June 14, 2011	Hong Kong	100%
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.("NiSun BVI")	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (NiSun HK)	July 12, 2019	Hong Kong	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.("NingChen")	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. ("Taiding")	November 12, 2019	PRC	80%
Zhejiang Xibolun Automation Project Technology Co., Ltd. ("Xibolun Automation")	September 24, 2012	PRC	100%
Wenzhou Xibolun Fluid Equipment Co., Limited ("Xibolun Equipment")	January 25, 2005	PRC	100%

VIEs	,
Fintech (Shanghai) Digital Technology Co., Ltd. ("Fintech")	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu")	December 31, 2019	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. ("Khorgos")	July 12, 2019	PRC	100%
Jilin Lingang Trade Co., Ltd. ("Lingang")	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. ("Guangzhou")	October 29, 2019	PRC	100%
Hangzhou Fengtai Technology Co., Ltd. ("Fengtai")	December 31, 2019	PRC	92%
Dunhua Midtown Asset Management Registration Center Co., Ltd. ("Midtown")	December 31, 2019	PRC	100%